SHARE-BASED COMPENSATION PLAN	6 Months Ended
Jun. 30, 2021
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

22.SHARE-BASED COMPENSATION PLAN

For the six-month period ended June 30, 2021, the Company had 3 (three) share-based, long-term compensation plans, (i) Phantom stock option plan (“PS”) and (ii) Share Appreciation Rights (“SAR”), both settled in local currency and (iii) common stock options, settled in shares.

The characteristics and measurement method of such each plan were disclosed in the annual financial statements for the year ended December 31, 2020 and have not been changed during the period of 2021.

22.1.Long term compensation plans (“PS and SAR”)

The rollforward is set forth below:

	June 30,	December 31,
	2021	2020

	Number of outstanding options
Beginning balance	5,772,356	5,996,437
Granted during of the period	1,871,944	1,770,384
Exercised (1)	(1,057,087)	(1,789,413)
Exercised due to resignation (1)	(47,328)	(21,253)
Abandoned / prescribed due to resignation	(260,886)	(183,799)
Ending balance	6,278,999	5,772,356
1)	The average price for share options exercised and exercised due to termination of employment, for the six-month period ended June 30, 2021 was R$60,30 (sixty Brazilian Reais and thirty cents) (R$43.14 (forty-three Brazilian Reais and fourteen cents) as of December 31, 2020).

22.2     Common stock option plan

The position is set forth below:

		Deadline for the
		options to become	Price on			Restricted year for
Program	Date of grant	exercisable	grant date		Shares Granted	transfer of shares
Program 4	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022
Program 2020	01/02/2020	01/02/2021	R$	51.70	106,601	01/02/2024

22.3     Balances and result

The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and Equity		Statement of income and Equity
	June 30,	December 31,	June 30,	June 30,
	2021	2020	2021	2020
Non-current liabilities
Provision for phantom stock plan	212,500	195,135	(77,253)	(49,143)
Equity
Stock option granted	13,033	10,612	(2,421)	(1,480)
Total general and administrative expenses from share-based transactions			(79,674)	(50,623)